Provisions - Funding status (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plans
Employee benefits
Present value of the obligations	$ 9,768	$ 9,336
Less: Fair value of plan assets	(1,680)	(1,943)
Provisions - Provisions for pensions	8,088	7,393
Of which: Internal provisions for pensions	8,088	7,393
Pension plan
Employee benefits
Present value of the obligations	2,326	2,447
Post-employment benefits
Employee benefits
Present value of the obligations	6,646	6,153
Long-term benefits
Employee benefits
Present value of the obligations	$ 796	$ 736